Related parties (Tables)	12 Months Ended
Dec. 31, 2019
RelatedPartyTransactionsAbstract
Summary of Significant Investments in Subsidiaries
Transactions with ING Groep N.V.'s main subsidiaries
	2019	2018
Assets	44,242	34,902
Liabilities	163	140

Income received	1,103	629
Expenses paid	9	26

Disclosure of Shares and Stock Options to Key Management
Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2019	2018	2019	2018
Assets	96	54		–0
Liabilities	97	98	6	1
Off-balance sheet commitments	29	120		–

Income received	11	2

Summary of Information About Key Management Personnel
Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [3]	Management Board Banking [1,4]	Total
2019in EUR thousands
Fixed Compensation
– Base salary	4,587	3,847	8,434
– Collective fixed allowances [2]	1,167	937	2,104
– Pension costs	78	94	172
– Severance benefits
Variable compensation
– Upfront cash		361	361
– Upfront shares	247	378	625
– Deferred cash		541	541
– Deferred shares	371	566	937
– Other
Total compensation	6,450	6,724	13,174

1 Excluding members that are also members of the Executive Board of ING Groep N.V. One Management Board Banking member was appointed to the Executive Board during the year.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 107,539.

3 In 2019 one member of the Executive Board left and one member joined. The table includes their compensation earned in the capacity as board member and in addition an advisor fee for the period in which the activities were transferred to the successor.

4 One member left ING during the year. The table includes compensation earned in the capacity as board member.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
2018in EUR thousands
Fixed Compensation
– Base salary	4,157	3,672	7,829
– Collective fixed allowances [2]	1,191	990	2,181
– Pension costs	78	103	181
– Severance benefits[3]	602		602
Variable compensation[4]
– Upfront cash
– Upfront shares
– Deferred cash
– Deferred shares
– Other
Total compensation	6,028	4,765	10,793

1 Excluding members that are also members of the Executive Board of ING Groep N.V.

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 105,075.

3 Following the settlement agreement and in consultation with the Supervisory Board, the CFO stepped down from his position as member of the Executive Board of ING Group on 7 February 2019. In line with applicable regulations a severance payment was granted. The Supervisory Board has set the severance pay at a level of 50% of fixed annual pay.

4 No variable remuneration for 2018, as the members of the Executive Board and Management Board Banking volunteered to forfeit their entitlement to variable remuneration immediately, following the settlement agreement with the Dutch Public Prosecution Service as announced by ING on 4 September 2018.

Summary of Key Management Personnel Compensation of Supervisory Board
Key management personnel compensation (Supervisory Board)
in EUR thousands	2019	2018
Total compensation	1,045	1,032

Summary of Loan and Advances to Key Management Personnel Explanatory
Loans and advances to key management personnel
	Amount outstanding 31 December		Weighted average interest rate		Repayments
in EUR thousands	2019	2018	2019	2018	2019	2018
Executive Board members	2,402	2,681	1.4%	1.8%	97
Management Board Banking	350	550	2.6%	2.3%
Supervisory Board members
Total	2,752	3,231			97

Disclosure of Shares and Stock Options to Key Management
Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options onING Groep N.V. shares
in numbers	2019	2018	2019	2018
Executive Board members	172,523	226,639	46,198	68,467
Management Board Banking	147,713	159,393	–	27,240
Supervisory Board members	54,065	54,065		–
Total number of shares and stock options	374,301	440,097	46,198	95,707